INCOME TAXES	3 Months Ended
Jun. 30, 2022
INCOME TAXES

NOTE 11. INCOME TAXES

The Company is a British Virgin Island business company. The Government of the British Virgin Islands does not, under existing legislation, impose any income or corporate tax on corporations.

PDS is a U.S. corporation and is subject to U.S. federal, state and local income taxes, as applicable.

iOx is subject to U.K. taxes.

The benefit from income taxes consists of the following:

	For the Three Months Ended June 30,
(In thousands)	2022	2021

Current:
Federal	$–	$–
State and local	–	–
Foreign	–	200
Current	–	200

Deferred:
Federal	–	–
State and local	–	–
Foreign	2,552	(121)
Deferred	2,552	(121)
Benefit from income taxes	$2,552	$79

The following is a reconciliation of the U.S. taxes to the effective income tax rates for the three months ended June 30, 2022 and 2021 ($ in thousands):

	Three Months Ended June 30,
	2022	2021
Income (loss) on ordinary activities before tax	$34	$(2)
Statutory U.S. income tax rate	21.0%	21.0%
Income tax at statutory income tax rate	7	–
Losses recognized	(7)	–
Income tax benefit (expense)	$–	$–

The Company has $1.3 million of Federal net operating losses, which carryforward indefinitely but are limited to 80% of taxable income when utilized. As of each of June 30, 2022 and March 31, 2022, the Company had U.S. deferred tax assets of $0.3 million.

The following is a reconciliation of the U.K. taxes to the effective income tax rates for the three months ended June 30, 2022 and 2021 ($ in thousands):

	Three Months Ended June 30,
	2022	2021
Loss on ordinary activities before tax	$1,743	$432
Statutory U.K. income tax rate	19.0%	19.0%
Loss at statutory income tax rate	331	82

Change (increase) in deferred income tax rate	105	–
Foreign currency effect	2,116	(121)
Research and development credit	–	200
Losses (unrecognized)	–	(82)
Income tax benefit	$2,552	$79

Research and development credit receivables of $0.2 million and $0.2 million were included in prepaid expenses and other receivables on the condensed consolidated interim statements of financial position as of June 30, 2022 and March 31, 2022, respectively.

The following is a reconciliation of financial statement income (loss) to tax basis income (loss) (in thousands):

	Three Months Ended June 30, 2022				Three Months Ended June 30, 2021
	United States	BVI	United Kingdom	Total	United States	BVI	Foreign	Total

Pre-tax income (loss)	$34	$(2,468)	$(1,743)	$(4,177)	$(2)	$(2,868)	$(432)	$(3,302)
Losses not subject to tax	–	2,468	–	2,468	–	2,868	–	2,868
Utilization of losses not previously benefitted	(34)	–	–	(34)	–	–	–	–
Taxable loss	$–	$–	$(1,743)	$(1,743)	$(2)	$–	$(432)	$(434)

As of June 30, 2022 and March 31, 2022, the Company's deferred tax assets and liabilities in the U.K. consisted of the effects of temporary differences attributable to the following (in thousands):

	As of June 30,	As of March 31,
	2022	2022
Deferred tax assets:
Net operating loss	$(3,689)	$(3,253)
Deferred tax asset (unrecognized)	1,500	1,500
Deferred tax asset	(2,189)	(1,753)

Deferred tax liabilities:
In-process research and development	28,082	30,198
Deferred tax liability	28,082	30,198

Net deferred tax liability	$25,893	$28,445

iOx generated research and development cash credits of approximately $0.2 million that have been recorded for the three months ended June 30, 2021. There were no research and development cash credits recorded for the three months ended June 30, 2022.

As of June 30, 2022 and March 31, 2022, iOx had a net deferred tax liability of approximately $25.9 million and approximately $28.4 million, respectively. On January 8, 2019, the Company recognized a $19.8 million deferred tax liability for the difference between the book and income tax basis of IPR&D acquired as part of the acquisition of SalvaRx. As the IPR&D process is in the U.K., the deferred tax had been recorded at 17%, the rate applicable in the U.K. During the year ended March 31, 2020, the Company recorded a tax expense of $2.2 million, including $2.3 million to increase the deferred tax liability due to the increase in the U.K. tax rate to 19% in March 2020, $0.4 million of a return to provision adjustment and a decrease due to a refundable research and development credit of $0.5 million. In fiscal 2022, the Company recorded $7.0 million increase in deferred income taxes to reflect a change in the U.K. income tax rate and recognized $0.7 million of current year losses and $0.8 million of prior year losses. The Company also recognized a $1.1 million decrease in deferred tax liability in fiscal 2022 to reflect the effect of the change in exchange rates on the liability settleable in Great British Pounds. For the three months ended June 30, 2022, the Company recognized the reduction in deferred tax liability of $2.2 million to reflect the effect of the change in exchange rates on the liability in the period and recognized $0.4 million of current period losses.

There is no expiration date for accumulated tax losses in the U.K. entities.